FINANCIAL RISK MANAGEMENT (Credit risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,767,425	$ 918,438
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	57.30%	61.10%
Trade receivables	$ 1,767,400	$ 918,400
Financing Receivables, Up to 180 Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	95,400	36,600
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Allowance for doubtful account	9,500	10,500
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,681,500	892,300
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	30,300	1,300
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	800,100	422,800
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 8,400	$ 7,300